UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th FL
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th FL
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2016

Date of reporting period:	06/30/2015

Item 1. Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Schedule of Investments

as of June 30, 2015

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—102.3%
COMMON STOCKS—82.9%

CHINA (INCLUDING HONG KONG and MACAU SAR)—60.3%
6,739,000	Agricultural Bank of China Ltd. (Class “H” Shares)	$3,625,292
	(Banking)
349,500	Anhui Conch Cement Co. Ltd. (Class “H” Shares)	1,226,387
	(Materials)
1,696,500	BAIC Motor Corp. Ltd. (Class “H” Shares)	2,041,959
	(Consumer Discretionary)
11,096,000	Bank of China Ltd. (Class “H” Shares)	7,214,536
	(Banking)
1,210,000	Belle International Holdings Ltd.	1,393,953
	(Consumer Discretionary)
574,500	BOC Hong Kong Holdings Ltd.	2,393,889
	(Banking)
298,656	Cheung Kong Property Holdings Ltd.*	2,477,386
	(Real Estate-Developers)
6,483,000	China Construction Bank Corp. (Class “H” Shares)	5,921,350
	(Banking)
161,000	China Life Insurance Co. Ltd. (Class “H” Shares)	700,989
	(Insurance)
1,782,000	China Lilang Ltd.	2,041,419
	(Consumer Discretionary)
832,000	China Machinery Engineering Corp. (Class “H” Shares)	897,307
	(Materials)
208,000	China Overseas Land & Investment Ltd.	733,892
	(Real Estate-Developers)
4,673,000	China Power International Development Ltd.	3,562,827
	(Utilities)
1,766,000	China Resources Cement Holdings Ltd.	986,484
	(Materials)
1,110,000	China Resources Power Holdings Co. Ltd.	3,100,219
	(Utilities)
247,000	China Shenhua Energy Co. Ltd. (Class “H” Shares)	563,366
	(Energy)
2,025,938	China Vanke Co. Ltd. (Class “H” Shares)	4,986,731
	(Real Estate-Developers)
350,000	Chow Sang Sang Holdings International Ltd.	702,569
	(Consumer Discretionary)
6,462,000	CIFI Holdings Group Co. Ltd.	1,692,289
	(Real Estate-Developers)
271,656	CK Hutchison Holdings Ltd.	3,991,668
	(Industrials)
30,750,000	CSI Properties Ltd.	1,190,084
	(Real Estate-Developers)

123,600	Dalian Wanda Commercial Properties Co. Ltd. (Class “H” Shares)	994,183
	(Real Estate-Developers)
442,000	Dongfeng Motor Group Co. Ltd. (Class “H” Shares)	593,017
	(Consumer Discretionary)
1,488,000	Dorsett Hospitality International Ltd.	307,139
	(Consumer Discretionary)
120,800	E-House China Holdings Ltd., ADR	811,776
	(Real Estate-Developers)
2,544,000	EGL Holdings Co. Ltd.*	925,503
	(Consumer Discretionary)
2,973,000	Far East Consortium International Ltd.	1,407,578
	(Real Estate-Developers)
109,500	Great Wall Motor Co. Ltd. (Class “H” Shares)	541,603
	(Consumer Discretionary)

5,276,000	Hopefluent Group Holdings Ltd.	1,790,078
	(Real Estate-Developers)
1,327,739	Hui Xian Real Estate Investment Trust	745,127
	(Real Estate Investment Trusts)
7,836,000	Jiangnan Group Ltd.	2,254,295
	(Industrials)
1,280,000	Lee & Man Chemical Co. Ltd.	738,123
	(Industrials)
1,719,000	Longfor Properties Co. Ltd.	2,736,544
	(Real Estate-Developers)
326,000	Luk Fook Holdings International Ltd.	960,982
	(Consumer Discretionary)
591,579	Luthai Textile Co. Ltd. (Class “B” Shares)	944,811
	(Consumer Discretionary)
339,200	MGM China Holdings Ltd.	554,864
	(Consumer Discretionary)
5,368,000	Modern Beauty Salon Holdings Ltd.	526,305
	(Consumer Discretionary)
1,920,000	Oi Wah Pawnshop Credit Holdings Ltd.	681,154
	(Banking)
1,912,000	PetroChina Co. Ltd. (Class “H” Shares)	2,133,612
	(Energy)
1,612,000	Pico Far East Holdings Ltd.	515,737
	(Consumer Discretionary)
2,921,000	Qingdao Port International Co. Ltd. (Class “H” Shares)	1,722,103
	(Industrials)
796,000	Shimao Property Holdings Ltd.	1,571,144
	(Real Estate-Developers)
862,000	Sino Land Co. Ltd.	1,441,198
	(Real Estate-Developers)
473,025	Sino-Ocean Land Holdings Ltd.	357,596
	(Real Estate-Developers)
13,310,000	Sinomax Group Ltd.	1,940,296
	(Consumer Discretionary)
2,270,000	Sinopec Engineering Group Co. Ltd. (Class “H” Shares)	2,102,625
	(Industrials)
1,960,000	SITC International Holdings Co. Ltd.	1,294,606
	(Industrials)
844,859	Skyworth Digital Holdings Ltd.	752,047
	(Consumer Discretionary)
2,042,000	Spring Real Estate Investment Trust	906,203
	(Real Estate Investment Trusts)
1,612,000	Springland International Holdings Ltd.	561,488
	(Consumer Discretionary)
3,134,000	Time Watch Investments Ltd.	525,598
	(Consumer Discretionary)
2,138,000	TK Group Holdings Ltd.	714,363
	(Industrials)
874,000	Wonderful Sky Financial Group Holdings Ltd.	268,349
	(Consumer Discretionary)
943,500	Xtep International Holdings Ltd.	345,678
	(Consumer Discretionary)
782,500	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class “H” Shares)	1,033,703
	(Information Technology)
2,728,200	Yangzijiang Shipbuilding Holdings Ltd.	2,866,246
	(Telecommunication Services)

1,197,000	Yuexiu Real Estate Investment Trust	659,376
	(Real Estate Investment Trusts)
939,500	Zhongsheng Group Holdings Ltd.	660,548
	(Consumer Discretionary)

		91,330,194

INDONESIA—0.8%
923,300	PT Bank Mandiri (Persero) Tbk	695,981
	(Banking)
309,700	PT Nusa Raya Cipta Tbk	21,487
	(Industrials)
2,348,500	PT Telekomunikasi Indonesia (Persero) Tbk	516,115
	(Telecommunication Services)

		1,233,583

MALAYSIA—2.0%
3,130,125	Mah Sing Group Bhd	1,368,860
	(Real Estate-Developers)
3,482,000	Nam Cheong Ltd.	710,955
	(Industrials)
730,300	Signature International Bhd	505,190
	(Consumer Discretionary)
1	United Overseas Australia Ltd.	1
	(Real Estate-Developers)
796,400	UOA Development Bhd	443,265
	(Real Estate-Developers)

		3,028,271

PHILIPPINES—0.2%
1,095,800	Leisure & Resorts World Corp.	219,937
	(Consumer Discretionary)
5,597,000	Premium Leisure Corp.	146,473
	(Banking)

		366,410

SINGAPORE—4.8%
218,256	AIMS AMP Capital Industrial REIT	242,264
	(Real Estate Investment Trusts)
1,564,500	Asian Pay Television Trust	987,359
	(Consumer Discretionary)
947,100	China Merchants Holdings Pacific Ltd.	738,356
	(Industrials)
957,000	Croesus Retail Trust	664,361
	(Real Estate Investment Trusts)
129,700	DBS Group Holdings Ltd.	1,992,422
	(Banking)
1,695,500	Ezion Holdings Ltd.	1,290,335
	(Energy)
179,000	Frasers Commercial Trust	203,341
	(Real Estate Investment Trusts)
275,800	Parkway Life Real Estate Investment Trust	470,981
	(Real Estate Investment Trusts)
441,400	Wing Tai Holdings Ltd.	624,321
	(Real Estate-Developers)

		7,213,740

SOUTH KOREA—7.8%
759	Alticast Corp.	5,872
	(Software & Services)
15,350	BGF retail Co. Ltd.	2,201,802
	(Consumer Staples)
33,987	CORESTEM, Inc.*	1,294,946
	(Health Care)
26,489	GS Retail Co. Ltd.	1,109,002
	(Consumer Staples)
17,722	Hyundai Marine & Fire Insurance Co. Ltd.	468,689
	(Insurance)

1,296	Korea Ratings Corp.	47,753
	(Banking)
97,974	Macquarie Korea Infrastructure Fund	707,060
	(Capital Markets)
27,993	SK Hynix, Inc.	1,061,548
	(Semiconductors & Semiconductor Equipment)
17,436	SK Telecom Co. Ltd.	3,907,840
	(Telecommunication Services)
32,186	Tonymoly Co. Ltd.*	923,351
	(Consumer Staples)

		11,727,863

TAIWAN—3.0%
408,000	Farglory Land Development Co. Ltd.	426,453
	(Real Estate-Developers)
267,000	Huaku Development Co. Ltd.	579,786
	(Real Estate-Developers)
51,000	Johnson Health Tech Co. Ltd.	118,514
	(Consumer Discretionary)
1,238,000	Mega Financial Holding Co. Ltd.	1,115,442
	(Banking)
31,000	Superalloy Industrial Co. Ltd.	128,604
	(Consumer Discretionary)
479,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,181,189
	(Semiconductors & Semiconductor Equipment)

		4,549,988

THAILAND—4.0%
16,700	AP Thailand PCL, NVDR	3,560
	(Real Estate-Developers)
2,238,000	AP Thailand PCL	477,079
	(Real Estate-Developers)
1,327,000	Bangchak Petroleum PCL (The)	1,375,109
	(Energy)
3,038,900	Jasmine Broadband Internet Infrastructure Fund (Class “F” Shares)	881,740
	(Capital Markets)
437,500	Pruksa Real Estate PCL	327,068
	(Real Estate-Developers)
1,228,400	Somboon Advance Technology PCL	680,111
	(Consumer Discretionary)
699,500	Supalai PCL	389,353
	(Real Estate-Developers)
177,300	Tisco Financial Group PCL, NVDR	241,471
	(Banking)
301,900	Tisco Financial Group PCL	411,168
	(Banking)
3,620,300	TRUE Telecommunication Growth Infrastructure Fund (Class “F” Shares)	1,318,402
	(Telecommunication Services)

		6,105,061

	Total common stocks (cost $109,527,485)	125,555,110

PARTICIPATORY NOTES*—5.6%
Units

CHINA (INCLUDING HONG KONG and MACAU SAR)
988,900	China Vanke Co. Ltd. (Class “A” Shares), expiring 02/23/16	2,315,567

	(Real Estate-Developers)
200,000	Daqin Railway Co. Ltd. (Class “A” Shares), expiring 03/11/16	452,830
	(Industrials)

240,000	Gree Electric Appliances, Inc. of Zhuhai (Class “A” Shares), expiring 03/10/16	2,473,150
	(Industrials)
518,400	Haier Co. Ltd. (Class “A” Shares), expiring 02/23/16	2,535,570
	(Consumer Staples)
192,200	SAIC Motor Corp. Ltd. (Class “A” Shares), expiring 02/23/16	700,487
	(Consumer Discretionary)

	Total participatory notes (cost $6,299,527)	8,477,604

Shares
PREFERENCE SHARES—13.8%
SOUTH KOREA
33,120	Amorepacific Corp.	6,086,871
	(Consumer Staples)
22,698	Hyundai Motor Co. (Participating)	1,890,398
	(Consumer Discretionary)
36,594	Hyundai Motor Co. (Non-participating)	3,346,262
	(Consumer Discretionary)
43,997	LG Corp.	1,477,150
	(Industrials)
4,297	Samsung Electronics Co. Ltd.	3,825,291
	(Semiconductors & Semiconductor Equipment)
26,724	Samsung Fire & Marine Insurance Co. Ltd.	4,312,448
	(Insurance)

	Total preference shares (cost $16,032,739)	20,938,420

Units
WARRANTS*
MALAYSIA
423,637	Mah Sing Group Bhd, expiring 02/21/20 (cost $0)	20,772
	(Real Estate-Developers)

	Total long-term investments (cost $131,859,751)	154,991,906

Shares

SHORT-TERM INVESTMENT—1.6%
MONEY MARKET MUTUAL FUND
2,328,463	JPMorgan Prime Money Market Fund/Premier (cost $2,328,463)	2,328,463

	Total Investments 103.9% (cost $134,188,214)(a)	157,320,369
	Liabilities in excess of other assets—(3.9)%	(5,911,421)

	Net Assets—100.0%	$151,408,948

The following abbreviations are used in the portfolio descriptions:

ADR—	American Depositary Receipt
NVDR—	Non-Voting Depository Receipt
REIT—	Real Estate Investment Trust
*	Non-income producing security.
(a)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$134,623,816

Appreciation	27,781,236
Depreciation	(5,084,683)

Net Unrealized Appreciation	$22,696,553

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong and Macau SAR)	$90,788,591	$—	$541,603
Indonesia	1,233,583	—	—
Malaysia	3,028,271	—	—
Philippines	366,410	—	—
Singapore	7,213,740	—	—
South Korea	11,727,863	—	—
Taiwan	4,549,988	—	—
Thailand	245,031	5,860,030	—
Participatory Notes
China (including Hong Kong and Macau SAR)	—	8,477,604	—
Preferred Stocks
South Korea	20,938,420	—	—
Warrants
Malaysia	20,772	—	—
Money Market Mutual Fund	2,328,463	—	—

Total	$142,441,132	$14,337,634	$541,603

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2015 was as follows:

Real Estate-Developers	19.2%
Consumer Discretionary	17.0
Banking	16.2
Industrials	12.3
Consumer Staples	8.5
Telecommunication Services	5.7
Semiconductors & Semiconductor Equipment	4.7
Utilities	4.4
Insurance	3.6
Energy	3.5
Real Estate Investment Trusts	2.6
Materials	2.0
Money Market Mutual Fund	1.6
Capital Markets	1.0
Health Care	0.9
Information Technology	0.7

103.9
Liabilities in excess of other assets	(3.9)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks and preference shares, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy.

Common stocks and preference shares traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common stocks and preference shares discussed above.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset value on the date of valuation.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair valuation of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Tam
Raymond Tam
President and Principal Executive Officer

Date	August 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	August 19, 2015

*	Print the name and title of each signing officer under his or her signature.